Other disclosures - Risk Management and Principal Risks - Analysis of equity sensitivity (audited) (Details) - Interest rate risk [member] - +/- 25bps [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	£ 53	£ 20
Effect on profit for the year, decrease	(108)	(83)
Effect on equity, increase	(498)	(571)
Effect on equity, decrease	519	555
Retained earnings [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	40	14
Effect on profit for the year, decrease	£ (81)	£ (58)
As percentage, increase	1.69%	1.57%
As percentage, decrease	(3.41%)	6.52%
Effect on equity, increase	£ 40	£ 14
Effect on equity, decrease	(81)	(58)
Taxation effects on the above [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on profit for the year, increase	(13)	(6)
Effect on profit for the year, decrease	27	25
Effect on equity, increase	179	195
Effect on equity, decrease	(200)	(204)
Available for sale reserve [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(143)	(164)
Effect on equity, decrease	256	219
Reserve of cash flow hedges [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Effect on equity, increase	(574)	(616)
Effect on equity, decrease	£ 544	£ 598
Equity [member]
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
As percentage, increase	(0.78%)	(0.87%)
As percentage, decrease	0.81%	0.84%